Note 23 - Financial Instruments - Risks (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Financial assets	$ 45,059,912	$ 44,638,064
Financial liabilities	2,219,711	2,730,947
Total exposure	8,719,945	1,050,099
Financial assets	45,059,912	44,638,064
Financial liabilities	(2,219,711)	(2,730,947)
Floating interest rate [member]
Statement Line Items [Line Items]
Financial assets	37,270,928	30,698,308
Financial liabilities	(0)	(0)
Financial assets	37,270,928	30,698,308
Financial liabilities	0	0
Fixed interest rate [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial assets	32,028	7,528,215
Financial liabilities	55,175	66,912
Financial assets	32,028	7,528,215
Financial liabilities	(55,175)	(66,912)
Fixed interest rate [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial liabilities	138,290	88,545
Financial assets	0	0
Financial liabilities	(138,290)	(88,545)
Non-interest bearing [member]
Statement Line Items [Line Items]
Financial assets	7,756,957	6,411,541
Financial liabilities	2,026,246	2,575,490
Financial assets	7,756,957	6,411,541
Financial liabilities	(2,026,246)	(2,575,490)
Trade and other payables[member]
Statement Line Items [Line Items]
Financial liabilities	2,026,246	2,575,490
Financial liabilities	(2,026,246)	(2,575,490)
Trade and other payables[member] | Floating interest rate [member]
Statement Line Items [Line Items]
Financial liabilities	(0)	(0)
Financial liabilities	0	0
Trade and other payables[member] | Fixed interest rate [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	(0)	(0)
Financial liabilities	0	0
Trade and other payables[member] | Fixed interest rate [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial liabilities	(0)	(0)
Financial liabilities	0	0
Trade and other payables[member] | Non-interest bearing [member]
Statement Line Items [Line Items]
Financial liabilities	2,026,246	2,575,490
Financial liabilities	(2,026,246)	(2,575,490)
Trade and other payables[member] | Currency risk in USD [member]
Statement Line Items [Line Items]
Financial liabilities	(781,106)	(495,145)
Financial liabilities	781,106	495,145
Trade and other payables[member] | Currency risk in GBP [member]
Statement Line Items [Line Items]
Financial liabilities	4,857	797
Financial liabilities	(4,857)	(797)
Trade and other payables[member] | Currency risk in EUR [member]
Statement Line Items [Line Items]
Financial liabilities	(3,869)	0
Financial liabilities	3,869	0
Lease liabilities [member]
Statement Line Items [Line Items]
Financial liabilities	193,465	155,457
Financial liabilities	(193,465)	(155,457)
Lease liabilities [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Financial liabilities	(0)	(0)
Financial liabilities	0	0
Lease liabilities [member] | Fixed interest rate [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	55,175	66,912
Financial liabilities	(55,175)	(66,912)
Lease liabilities [member] | Fixed interest rate [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial liabilities	138,290	88,545
Financial liabilities	(138,290)	(88,545)
Lease liabilities [member] | Non-interest bearing [member]
Statement Line Items [Line Items]
Financial liabilities	(0)	(0)
Financial liabilities	0	0
Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Financial assets	37,317,962	33,158,642
Financial assets	$ 37,317,962	$ 33,158,642
Interest rate	3.04%
Cash and cash equivalents 1 [member] | Arithmetic Average [Member]
Statement Line Items [Line Items]
Interest rate	3.037%	313.00%
Cash and cash equivalents 1 [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Financial assets	$ 37,270,928	$ 30,698,308
Financial assets	37,270,928	30,698,308
Cash and cash equivalents 1 [member] | Fixed interest rate [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial assets	0	(2,835)
Financial assets	0	(2,835)
Cash and cash equivalents 1 [member] | Fixed interest rate [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets	0	0
Cash and cash equivalents 1 [member] | Non-interest bearing [member]
Statement Line Items [Line Items]
Financial assets	47,034	2,463,169
Financial assets	47,034	2,463,169
Cash and cash equivalents 1 [member] | Currency risk in USD [member]
Statement Line Items [Line Items]
Financial assets	9,500,064	1,544,448
Financial assets	9,500,064	1,544,448
Trade and other receivables [member]
Statement Line Items [Line Items]
Financial assets	7,699,157	3,937,607
Financial assets	7,699,157	3,937,607
Trade and other receivables [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets	0	0
Trade and other receivables [member] | Fixed interest rate [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets	0	0
Trade and other receivables [member] | Fixed interest rate [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets	0	0
Trade and other receivables [member] | Non-interest bearing [member]
Statement Line Items [Line Items]
Financial assets	7,699,157	3,937,607
Financial assets	7,699,157	3,937,607
Other current assets 1 [member]
Statement Line Items [Line Items]
Financial assets	42,793	7,541,815
Financial assets	$ 42,793	$ 7,541,815
Interest rate	4.40%
Other current assets 1 [member] | Arithmetic Average [Member]
Statement Line Items [Line Items]
Interest rate	4.40%	440.00%
Other current assets 1 [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Financial assets	$ 0	$ 0
Financial assets	0	0
Other current assets 1 [member] | Fixed interest rate [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial assets	32,028	7,531,050
Financial assets	32,028	7,531,050
Other current assets 1 [member] | Fixed interest rate [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets	0	0
Other current assets 1 [member] | Non-interest bearing [member]
Statement Line Items [Line Items]
Financial assets	10,765	10,765
Financial assets	$ 10,765	$ 10,765